Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-1
Statement to Securityholders
Determination Date: November 9, 2021

Payment Date	11/15/2021
Collection Period Start	10/1/2021
Collection Period End	10/31/2021
Interest Period Start	10/15/2021
Interest Period End	11/14/2021

Cut-Off Date Net Pool Balance	$1,250,000,000.97
Cut-Off Date Adjusted Pool Balance	$1,225,534,021.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Jun-20
Class A-2 Notes	$—	$—	$—	—	Apr-22
Class A-3 Notes	$172,296,119.97	$19,364,758.70	$152,931,361.27	0.373003	Nov-23
Class A-4 Notes	$124,620,000.00	$—	$124,620,000.00	1.000000	Oct-24
Class B Notes	$18,390,000.00	$—	$18,390,000.00	1.000000	Oct-24
Class C Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Dec-24
Class D Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Aug-25
Total Notes	$339,826,119.97	$19,364,758.70	$320,461,361.27

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$349,241,193.13	$329,463,317.71	0.263571
YSOC Amount	$6,351,238.11	$5,938,121.39
Adjusted Pool Balance	$342,889,955.02	$323,525,196.32
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Reserve Account Balance	$3,063,835.05	$3,063,835.05

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.50668%	ACT/360	$—
Class A-2 Notes	$—	2.58000%	30/360	$—
Class A-3 Notes	$172,296,119.97	2.51000%	30/360	$360,386.05
Class A-4 Notes	$124,620,000.00	2.56000%	30/360	$265,856.00
Class B Notes	$18,390,000.00	2.76000%	30/360	$42,297.00
Class C Notes	$12,260,000.00	2.96000%	30/360	$30,241.33
Class D Notes	$12,260,000.00	3.20000%	30/360	$32,693.33
Total Notes	$339,826,119.97			$731,473.71

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$349,241,193.13	$329,463,317.71
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$342,889,955.02	$323,525,196.32
Number of Receivable Outstanding	35,336	34,426
Weight Average Contract Rate	4.47%	4.47%
Weighted Average Remaining Term (months)	31	30

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,281,184.87
Principal Collections	$19,674,502.17
Liquidation Proceeds	$75,047.76
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$21,030,734.80
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$21,030,734.80

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$291,034.33	$291,034.33	$—	$—	$20,739,700.47
Interest - Class A-1 Notes	$—	$—	$—	$—	$20,739,700.47
Interest - Class A-2 Notes	$—	$—	$—	$—	$20,739,700.47
Interest - Class A-3 Notes	$360,386.05	$360,386.05	$—	$—	$20,379,314.42
Interest - Class A-4 Notes	$265,856.00	$265,856.00	$—	$—	$20,113,458.42
First Allocation of Principal	$—	$—	$—	$—	$20,113,458.42
Interest - Class B Notes	$42,297.00	$42,297.00	$—	$—	$20,071,161.42
Second Allocation of Principal	$—	$—	$—	$—	$20,071,161.42
Interest - Class C Notes	$30,241.33	$30,241.33	$—	$—	$20,040,920.09
Third Allocation of Principal	$4,040,923.65	$4,040,923.65	$—	$—	$15,999,996.44
Interest - Class D Notes	$32,693.33	$32,693.33	$—	$—	$15,967,303.11
Fourth Allocation of Principal	$12,260,000.00	$12,260,000.00	$—	$—	$3,707,303.11
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,707,303.11
Regular Principal Distribution Amount	$3,063,835.05	$3,063,835.05	$—	$—	$643,468.06
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$643,468.06
Remaining Funds to Certificates	$643,468.06	$643,468.06	$—	$—	$—
Total	$21,030,734.80	$21,030,734.80	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$6,351,238.11
Increase/(Decrease)	$(413,116.72)
Ending YSOC Amount	$5,938,121.39

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$342,889,955.02	$323,525,196.32
Note Balance	$339,826,119.97	$320,461,361.27
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Target Overcollateralization Amount	$3,063,835.05	$3,063,835.05
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,063,835.05
Beginning Reserve Account Balance	$3,063,835.05
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,063,835.05

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	10	$103,373.25
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	72	$75,047.76
Monthly Net Losses (Liquidation Proceeds)			$28,325.49
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.09%
Second Preceding Collection Period			(0.06)%
Preceding Collection Period			(0.17)%
Current Collection Period			0.10%
Four-Month Average Net Loss Ratio			(0.01)%
Cumulative Net Losses for All Periods			$1,861,390.75
Cumulative Net Loss Ratio			0.15%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.23%	60	$746,625.02
60-89 Days Delinquent	0.07%	16	$242,715.49
90-119 Days Delinquent	0.05%	8	$150,043.85
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.35%	84	$1,139,384.36

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	5	$57,680.67
Total Repossessed Inventory	9	$84,230.48

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	24	$392,759.34
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		0.10%
Second Preceding Collection Period		0.10%
Preceding Collection Period		0.12%
Current Collection Period		0.12%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of October 2021.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.29	0.09%	27	0.08%